Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 11 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Office equipment	1,005,558	1,024,191	145,714
Mechanical equipment	1,059,178	1,059,178	150,691
Electronic and other equipment	1,684,135	1,729,181	246,014
Vehicles	43,982	114,182	16,245
Subtotal	3,792,853	3,926,732	558,664
Less: accumulated depreciation	(3,209,052)	(3,435,165)	(488,728)
Total	583,801	491,567	69,936

Depreciation expense for the years ended December 31, 2023, 2024 and 2025 amounted to RMB 807,722, RMB 818,541 and RMB 206,650 (USD 28,931), respectively.